Corporate Information - Narrative (Details)	12 Months Ended
Dec. 31, 2021 non-antibody_drug_conjugate subsidiary antibody_drug_conjugate
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of subsidiaries | subsidiary	2
Number of ADC's that can be developed | antibody_drug_conjugate	11
Number of non-ADC's that can be developed | non-antibody_drug_conjugate	10